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                                                                   LOGO
                                                                   HARTFORD LIFE



November 3, 2000



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C.  20549
Attention: Filing Room

Re:  Hartford Life Insurance Company
     Hartford Life Insurance Company Separate Account Two
     The Wachovia Director
     File No.  333-69485

Ladies and Gentlemen:

In accordance with Rule 497(j) under the Securities Act of 1933, this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 10 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on October 16, 2000. In reliance upon paragraph (j) of Rule 497, the Prospectus Supplement is not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 843-5445.


Sincerely yours,

/s/ Christopher M. Grinnell

Christopher M. Grinnell